Derivative and Other Fair Value Instruments (Details Textuals 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Mortgage Loans on Real Estate [Line Items]
Mortgage loan issued	$ 650,000
Mortgage Loan Due In 11 Years [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgage loan issued	$ 500,000
Maturity period of mortgage loan	11 years
Payment deferred as increase to interest expense, period		10